Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005424 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005424 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005424 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005424 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005424 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005424 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005424 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005424 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005424 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005424 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000005424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005424 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005424 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005425 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005425 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005425 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005425 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005425 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005425 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005425 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005425 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005425 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005425 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000005425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005425 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005425 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005426 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005426 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005426 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005426 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005426 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005426 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005426 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005426 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005426 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005426 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000005426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005426 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005426 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166329 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000166329 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000166329 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166329 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166329 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166329 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166329 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166329 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166329 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166329 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000166329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000166329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166329 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225816 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000225816 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000225816 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225816 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225816 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225816 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000225816 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225816 | Top10HoldingCarvanaBNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225816 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225816 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225816 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000225816 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000225816 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000225816 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225816 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225816 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225816 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225816 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000225816 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%